Related party transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions Details Abstract
Salary and short term benefit	$ 2,087	$ 3,281
Share - based payments	489	632
Total	$ 2,576	$ 3,913